DEPOSITS (Details 2 10K) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Maturing within: three months ending
December 31, 2014	$ 89,319,727
March 31, 2015	86,444,080
June 30, 2015	47,515,988
September 30, 2015	39,456,000
Maturing within: year ending September 30:
2016	72,380,119
2017	21,276,151
2018	2,287,115
2019	3,561,591
Total certificates of deposit	362,240,771	358,645,076
Interest expense on deposits
Interest-bearing checking	405,664	476,217	1,179,971
Savings	70,125	69,725	81,415
Money market	662,300	516,768	821,901
Certificates of deposit	2,376,311	3,902,473	5,109,586
Interest Expense, Deposits, Total	$ 3,514,400	$ 4,965,183	$ 7,192,873